Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit (loss) [abstract]
Sales		$ 1,615,222	$ 2,242,002	[1]	$ 1,732,276	[1]
Cost of sales		(1,214,397)	(1,446,677)	[1]	(1,043,275)	[1]
Other operating income		54,213	45,844	[1]	18,100	[1]
Staff costs		(285,029)	(338,862)	[1]	(300,035)	[1]
Other operating expense		(225,705)	(277,560)	[1]	(234,399)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(120,194)	(113,837)	[1]	(100,402)	[1]
Impairment losses		(175,899)	(58,919)	[1]	(31,641)	[1]
Net (loss) gain due to changes in the value of assets		(1,574)	(7,623)	[1]	7,504	[1]
(Loss) gain on disposal of non-current assets		(2,223)	14,564	[1]	(4,316)	[1]
Bargain purchase gain	[1]		40,142
Other (loss) gain	[1]				(2,613)
Operating (loss) profit		(355,586)	99,074	[1]	41,199	[1]
Finance income		1,380	4,858	[1]	2,409	[1]
Finance costs		(63,225)	(57,066)	[1]	(59,969)	[1]
Financial derivative gain (loss)		2,729	2,838	[1]	(6,850)	[1]
Exchange differences		2,884	(14,136)	[1]	8,214	[1]
(Loss) profit before tax		(411,818)	35,568	[1]	(14,997)	[1]
Income tax benefit (expense)		41,541	(20,459)	[1]	14,225	[1]
(Loss) profit from continuing operations		(370,277)	15,109	[1]	(772)	[1]
(Loss) profit from discontinued operations		84,637	9,464	[1]	(5,050)	[1]
(Loss) profit for the year		(285,640)	24,573	[1]	(5,822)	[1]
Loss (profit) attributable to non-controlling interests		5,039	19,088	[1]	5,144	[1]
(Loss) profit attributable to the Parent		(280,601)	43,661	[1]	(678)	[1]
Adjustments/Eliminations
Profit (loss) [abstract]
Sales		(165,293)	(187,305)		(65,353)
Cost of sales		165,714	187,212		65,650
Other operating income		(24,613)	(19,002)		(15,670)
Staff costs					(220)
Other operating expense		24,192	19,095		16,158
Depreciation and amortization charges, operating allowances and write-downs					9
Impairment losses					(16)
Net (loss) gain due to changes in the value of assets					282
(Loss) gain on disposal of non-current assets					57
Other (loss) gain					13,616
Operating (loss) profit					14,513
Finance income		(23,008)	(39,220)		(195,138)
Finance costs		23,008	39,220		35,108
Exchange differences					(66)
(Loss) profit before tax					(145,583)
Income tax benefit (expense)					(294)
(Loss) profit from continuing operations					(145,877)
(Loss) profit for the year					(145,877)
Loss (profit) attributable to non-controlling interests					(24)
(Loss) profit attributable to the Parent					(145,901)
Electrometallurgy - North America | Operating segments
Profit (loss) [abstract]
Sales		551,500	710,716		541,143
Cost of sales		(366,711)	(394,044)		(303,096)
Other operating income		10,418	4,943		2,701
Staff costs		(87,954)	(115,555)		(90,802)
Other operating expense		(60,105)	(77,670)		(68,537)
Depreciation and amortization charges, operating allowances and write-downs		(72,251)	(69,009)		(66,789)
Impairment losses		(174,013)			(30,618)
(Loss) gain on disposal of non-current assets		(1,601)	(208)		(3,718)
Operating (loss) profit		(200,717)	59,173		(19,716)
Finance income		529	804		448
Finance costs		(3,914)	(4,109)		(4,567)
Exchange differences		(407)	(1,194)		(191)
(Loss) profit before tax		(204,509)	54,674		(24,026)
Income tax benefit (expense)		8,520	4,949		29,386
(Loss) profit from continuing operations		(195,989)	59,623		5,360
(Loss) profit for the year		(195,989)	59,623		5,360
Loss (profit) attributable to non-controlling interests		5,123	4,785		4,734
(Loss) profit attributable to the Parent		(190,866)	64,408		10,094
Electrometallurgy - Europe | Operating segments
Profit (loss) [abstract]
Sales		1,049,576	1,447,973		1,083,200
Cost of sales		(868,654)	(1,059,474)		(690,589)
Other operating income		47,672	39,817		12,681
Staff costs		(145,712)	(177,047)		(147,595)
Other operating expense		(142,929)	(146,143)		(107,130)
Depreciation and amortization charges, operating allowances and write-downs		(39,844)	(34,974)		(27,404)
Impairment losses		(465)
Net (loss) gain due to changes in the value of assets			(7)
(Loss) gain on disposal of non-current assets		180	(8,369)		301
Bargain purchase gain			40,142
Other (loss) gain					(13,604)
Operating (loss) profit		(100,176)	101,918		109,860
Finance income		9,220	11,035		6,733
Finance costs		(22,547)	(40,831)		(40,106)
Exchange differences		3,139	(10,561)		5,938
(Loss) profit before tax		(110,364)	61,561		82,425
Income tax benefit (expense)		22,470	(15,048)		(26,031)
(Loss) profit from continuing operations		(87,894)	46,513		56,394
(Loss) profit from discontinued operations		3,280
(Loss) profit for the year		(84,614)	46,513		56,394
Loss (profit) attributable to non-controlling interests			(332)		(370)
(Loss) profit attributable to the Parent		(84,614)	46,181		56,024
Electrometallurgy - South Africa | Operating segments
Profit (loss) [abstract]
Sales		136,292	208,543		122,504
Cost of sales		(108,823)	(137,177)		(81,744)
Other operating income		1,323	3,420		2,868
Staff costs		(20,333)	(23,735)		(23,495)
Other operating expense		(19,457)	(26,353)		(24,462)
Depreciation and amortization charges, operating allowances and write-downs		(6,459)	(5,526)		(5,788)
Net (loss) gain due to changes in the value of assets		(530)	(7,616)		7,222
(Loss) gain on disposal of non-current assets			(261)		(138)
Operating (loss) profit		(17,987)	11,295		(3,033)
Finance income		156	199		404
Finance costs		(4,507)	(5,298)		(7,361)
Exchange differences		(1,179)	2,284		(1,197)
(Loss) profit before tax		(23,517)	8,480		(11,187)
Income tax benefit (expense)		7,761	(3,582)		2,068
(Loss) profit from continuing operations		(15,756)	4,898		(9,119)
(Loss) profit for the year		(15,756)	4,898		(9,119)
Loss (profit) attributable to non-controlling interests		(368)	358		(147)
(Loss) profit attributable to the Parent		(16,124)	5,256		(9,266)
Other segments | Operating segments
Profit (loss) [abstract]
Sales		43,147	62,075		50,782
Cost of sales		(35,923)	(43,194)		(33,496)
Other operating income		19,413	16,666		15,520
Staff costs		(31,030)	(22,525)		(37,923)
Other operating expense		(27,406)	(46,489)		(50,428)
Depreciation and amortization charges, operating allowances and write-downs		(1,640)	(4,328)		(430)
Impairment losses		(1,421)	(58,919)		(1,007)
Net (loss) gain due to changes in the value of assets		(1,044)
(Loss) gain on disposal of non-current assets		(802)	23,402		(818)
Other (loss) gain					(2,625)
Operating (loss) profit		(36,706)	(73,312)		(60,425)
Finance income		14,483	32,040		189,962
Finance costs		(55,265)	(46,048)		(43,043)
Financial derivative gain (loss)		2,729	2,838		(6,850)
Exchange differences		1,331	(4,665)		3,730
(Loss) profit before tax		(73,428)	(89,147)		83,374
Income tax benefit (expense)		2,790	(6,778)		9,096
(Loss) profit from continuing operations		(70,638)	(95,925)		92,470
(Loss) profit from discontinued operations		81,357	9,464		(5,050)
(Loss) profit for the year		10,719	(86,461)		87,420
Loss (profit) attributable to non-controlling interests		284	14,277		951
(Loss) profit attributable to the Parent		$ 11,003	$ (72,184)		$ 88,371

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations.